Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) - CAD ($)		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenue		$ 202,692	$ 308,968
Cost of revenue		(187,707)	(243,018)
Gross profit		14,985	65,950
Consulting and marketing		495,447	22,884
Research and development		844,769	441,401
Depreciation and amortization		660	2,227
Share-based compensation		663,252	363,437
General and administrative expenses		464,293	254,471
Professional fees		661,956	632,078
Total operating expense		3,130,377	1,716,498
Loss before other income (expense)		(3,115,392)	(1,650,548)
Other income (expense)
Loss from warrants revaluation		(7,314,179)	(28,977,934)
Loss from settlement agreement revaluation		(128,100)
Foreign exchange gain (loss)		(141,162)	5,095
Finance income (expenses), net		26,965	13,743
Other income (expense)		(7,556,476)	(28,959,096)
Loss before tax		(10,671,868)	(30,609,644)
Tax expense		(5,551)	(7,673)
Loss for the period		(10,677,419)	(30,617,317)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations		46,245	(18,830)
Remeasurement of a defined benefit plan, net		2,620	122
Other comprehensive income (loss) for the period		48,865	(18,708)
Total comprehensive loss		$ (10,628,554)	$ (30,636,025)
Loss per share - basic	[1]	$ (3,586)	$ (574,515)
Loss per share - diluted	[1]	$ (3,586)	$ (574,515)
Weighted average shares outstanding - basic		2,977	53
Weighted average shares outstanding - diluted		2,977	53

[1]	Adjusted to reflect one (1) for seventeen (17) reverse stock split in August 2024 and a one (1) for five hundreds (500) reverse stock split in April 2025 (see Note 1)